EQUITY-METHOD INVESTMENTS	12 Months Ended
Mar. 31, 2015
EQUITY-METHOD INVESTMENTS
EQUITY-METHOD INVESTMENTS

7.EQUITY-METHOD INVESTMENTS

The carrying amount of Company’s equity method investments was $6,220 and nil as of March 31, 2014 and 2015, respectively.

In January 2014, the Group acquired 33% equity interest of Shanghai Huajian Management from an individual shareholder with an aggregate price of $6,376.

Subsequently, the Group signed agreements with other two shareholders of Shanghai Huajian Management to acquire the remaining 37% and 30% equity interest of Shanghai Huajian Management in May and June, 2014 respectively. On July 1, 2014, the acquisition of the above 67% equity interest of Shanghai Huajian Management was completed, and the acquisition was accounted for as a business combination using the acquisition method of accounting.  This acquisition is discussed in Note 3 (8).

The Group shared loss of nil and $156 from its equity method investment during the years ended March 31, 2013 and 2014, respectively, and shared gain of $521 during the year ended March 31, 2015.